Leases - Summary of quantitative information about right of use assets and lease liabilities (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Right Of Use Assets [Roll Forward]
Balances at the beginning of the year	$ 42,025,758	$ 54,427,635
Acquisitions through business combinations	25,308,773	0
Additions	11,530,430	12,496,562
Cancellation of contracts	(3,966,596)	(8,914,452)
Depreciation of the year	(13,706,977)	(15,983,987)
Balances at the end of the year	61,191,388	42,025,758	$ 54,427,635
Lease Liabilities [Roll Forward]
Balances at the beginning of the year	69,652,452
Acquisitions through business combinations	15,956,011	0
New contracts	11,530,430	12,496,562
Cancellation of contracts	(4,226,132)	(8,914,452)
Leases payments	(14,129,458)	(15,067,042)	(19,696,600)
Leases financial cost	6,151,262	8,048,889
Translation differences and inflation adjustment	(26,615,999)	16,578,207
Balances at the end of the year	58,318,566	69,652,452
Previously stated
Lease Liabilities [Roll Forward]
Balances at the beginning of the year	$ 69,652,452	56,510,288
Balances at the end of the year		$ 69,652,452	$ 56,510,288